SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of depreciable lives of property and equipment

The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Equipment	3 to 5 years
Lab Equipment	5 years
Leasehold Improvements	7 years
Office Furniture and Fixtures	3 years